Description of Organization and Business Operations (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 14, 2025	Mar. 03, 2025	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Gross proceeds				$ 230,000,000
Sale of warrants			4,500,000
Price per warrant			$ 1
Gross proceeds from warrants			$ 4,500,000
Number of shares in a unit			1
Transaction costs			$ 7,723,148
Cash underwriting fee			250,000
Other offering costs			$ 573,148
Fair market value percentage			80.00%
Percentage of outstanding voting securities			50.00%
Maturity term of U.S government treasury obligations			185 days
Public shares, percentage			100.00%
Interest to pay dissolution expenses			$ 100,000
Cash and cash equivalents			1,124,492	1,329,433
Deferred Fee			6,900,000
Working capital loan			1,500,000
Revenue	$ 400,000,000
Other income			$ 525,000,000
Date of incorporation			Nov. 27, 2024
Working Capital Loans
Teamshares Merger Agreement [Member]
Description of Organization and Business Operations [Line Items]
Common stock par value			$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			$ 1
Gross proceeds from warrants			$ 4,500,000
Private Placement Warrants [Member] | Loans [Member]
Description of Organization and Business Operations [Line Items]
Conversion price per share			$ 1
Maximum [Member]
Description of Organization and Business Operations [Line Items]
Interest taxes	5,000,000
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Interest taxes	$ 500,000
Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Price per share			10.05
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			11.5
Number of warrants in a unit		1
Common stock par value			$ 0.0001	$ 0.0001
Warrant to purchase share			11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			$ 11.5
Warrant to purchase share			1
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued			23,000,000
Price per unit			$ 10
Gross proceeds		$ 231,150,000
IPO [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of warrants			4,500,000
IPO [Member] | Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Price per unit		$ 10.05
IPO [Member] | Live Oak Sponsor V, LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		23,000,000
Price per unit		$ 10
Gross proceeds		$ 230,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Common stock par value			$ 12
Warrant to purchase share			1
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued			3,000,000
Over-Allotment Option [Member] | Live Oak Sponsor V, LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		3,000,000
Price per unit		$ 10
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of warrants			4,500,000
Gross proceeds from warrants			$ 4,500,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			$ 11.5
Warrant to purchase share			1
Public Share [Member]
Description of Organization and Business Operations [Line Items]
Price per share			$ 10.05
Public Share [Member] | Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Price per share			$ 10.39
Public Share [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per unit		$ 0.0001